STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows used in operating activities:
Net loss	$ (37,679)	$ (17,531)	$ (27,570)	$ (14,680)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	409	254	382	149
Loss on disposal of property and equipment			10	15
Stock-based compensation	2,461	520	846	180
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,924)	(344)	(1,345)	66
Accounts payable	1,931	(76)	546	721
Accrued expenses and other liabilities	3,472	(19)	1,466	595
Net cash used in operating activities	(31,330)	(17,196)	(25,665)	(12,954)
Cash flows used in investing activities:
Purchases of property and equipment	(292)	(581)	(780)	(529)
Net cash used in investing activities	(292)	(581)	(780)	(529)
Cash flows provided by financing activities:
Proceeds from the issuance of common stock upon initial public offering, net of offering costs	167,929
Payment of capital lease obligation	(258)	(31)	(124)
Proceeds from the exercise of stock options	96	5	5
Net cash provided by financing activities	247,535	29,822	29,729	17,937
Net increase in cash and cash equivalents	215,913	12,045	3,284	4,454
Cash and cash equivalents at beginning of period	18,879	15,595	15,595	11,141
Cash and cash equivalents at end of period	234,792	27,640	18,879	15,595
Supplemental disclosures:
Issuance of capital lease obligation in connection with purchase of property and equipment			382
Property and equipment in accounts payable	90	108	66	6
Offering costs in accrued expenses and other current liabilities	220
Offering costs in accounts payable	1,079
Series C Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from the sale of convertible preferred stock, net of offering costs	49,826
Series B Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from the sale of convertible preferred stock, net of offering costs	$ 29,942	$ 29,848	$ 29,848
Series A Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from the sale of convertible preferred stock, net of offering costs				$ 17,937